UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check Here if Amendment |_|; Amendment Number: _____

This Amendment (Check only one.):|_| is a restatement.
				 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vertex One Asset Management Inc.
Address: 1920-1177 West Hastings Street
	 Vancouver, British Columbia V6E 2K3

Form 13F File Number: 028-12402

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeffrey D. McCord
Title: Managing Director
Phone: 604-681-5787

Signature, Place, and Date of Signing:

Jeffrey D. McCord   Vancouver, British Columbia        May 12, 2011
-----------------   --------------------------- 	------------
   [Signature] 		 [City, State] 		          [Date]





Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

[If there are no entries in this list, omit this section.]


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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: Seven

Form 13F Information Table Entry Total: 100

Form 13F Information Table Value Total: $482,861 USD (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number          Name

01  028-12401                     Vertex Fund
02  028-12398                     Rocky Mountain Investments Ltd.
03  028-12399                     Simkor Investments Ltd.
04  028-12406                     589321 BC Ltd.
05  028-12408                     Jeffrey McCord
06  028-12407                     John Thiessen
07  028-12403                     Matthew Wood


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

		             TITLE OF	           VALUE X  PRN        SH/ PUT/ INVST OTHER                 VOTING AUTHORITY
NAME OF ISSUER	             CLASS	CUSIP      ($1,000) AMT        PUT CALL DISCR MANAGERS              SOLE    SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
Airgas Inc		     COM	009363102  1,661    25,000     SH	SOLE  01 02 03 04 05 06 07  SOLE
Airtran Hldgs Inc	     NOTE	00949P108  2,138    287,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Alcon Inc		     COM SHS	H01301102  4,320    26,100     SH	SOLE  01 02 03 04 05 06 07  SOLE
Anglogold Ashanti Hldgs Fin  MAND BD CV	03512Q206  83,910   1,558,512  SH	SOLE  01 02 03 04 05 06 07  SOLE
Apple Inc		     COM	037833100  13,938   40,000     SH	SOLE  01 02 03 04 05 06 07  SOLE
Atheros Communications Inc   COM	04743P108  7,930    177,600    SH	SOLE  01 02 03 04 05 06 07  SOLE
Bank of America Corporation  PFD	060505682  3,223    3,188      SH	SOLE  01 02 03 04 05 06 07  SOLE
Beckman Coulter Inc	     COM	075811109  2,077    25,000     SH	SOLE  01 02 03 04 05 06 07  SOLE
Bucyrus Intl Inc New	     COM	118759109  4,847    53,000     SH	SOLE  01 02 03 04 05 06 07  SOLE
Crosshair Expl & Mng Corp    COM	22763R408  188 	    163,500    SH	SOLE  01 02 03 04 05 06 07  SOLE
Dillards Inc		     CL A	254067101  37,107   924,900    SH	SOLE  01 02 03 04 05 06 07  SOLE
Fronteer Gold Inc	     COM	359032109  43,960   2,916,900  SH	SOLE  01 02 03 04 05 06 07  SOLE
Genzyme Corp		     COM	372917104  27,604   362,500    SH	SOLE  01 02 03 04 05 06 07  SOLE
Gran Tierra Energy Inc	     COM	38500T101  1,194    147,930    SH	SOLE  01 02 03 04 05 06 07  SOLE
Greenlight Capital Re Ltd    Cl A	G4095J109  5,631    199,600    SH	SOLE  01 02 03 04 05 06 07  SOLE
Hartford Finl Svcs Group Inc CONV PFD	416515708  7,668    294,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Iron Mtn Inc		     COM	462846106  6,246    200,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Lyondellbasell Industries    SHS A	N53745100  9,897    250,252    SH	SOLE  01 02 03 04 05 06 07  SOLE
Marathon Oil Corp	     COM	565849106  5,331    100,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Marshall & Ilsley Corp New   COM	571837103  9,169    1,147,600  SH	SOLE  01 02 03 04 05 06 07  SOLE
Massey Energy Company	     COM	576206106  14,697   215,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Motorola Solutions Inc	     COM NEW	620076307  4,214    94,285     SH	SOLE  01 02 03 04 05 06 07  SOLE
North Amern Palladium Ltd    COM	656912102  653 	    100,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Pan American Silver Corp     COM	697900108  144 	    3,900      SH	SOLE  01 02 03 04 05 06 07  SOLE
Pride Intl Inc Del	     COM	74153Q102  6,443    150,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Semgroup Corp	             CL A	81663A105  5,252    186,500    SH	SOLE  01 02 03 04 05 06 07  SOLE
Silver Wheaton Corp	     COM	828336107  8,660    200,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Smurfit-Stone Container Corp COM	83272A104  7,730    200,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Sonde Res Corp		     COM	835426107  2,115    596,423    SH	SOLE  01 02 03 04 05 06 07  SOLE
Wells Fargo & Co New	     Pfd Cnv A	949746804  6,070    5,864      SH	SOLE  01 02 03 04 05 06 07  SOLE
Whiting Pete Corp New	     Pfd Conv	966387201  1,041    3,000      SH	SOLE  01 02 03 04 05 06 07  SOLE

AMERICAN CAPITAL AGENCY CORP COM	02503X105  554 	    18,996     SH	SOLE  02 03 04 05 06 07     SOLE
ANGLOGOLD ASHANTI HLDGS FIN  MAND BD CV	03512Q206  4,027    74,800     SH	SOLE  02 03 04 05 06 07     SOLE
ANNALY CAP MGMT INC	     COM	035710409  393 	    22,500     SH	SOLE  02 03 04 05 06 07     SOLE
Apple Inc		     COM	037833100  2,659    7,630      SH	SOLE  02 03 04 05 06 07     SOLE
Aspen Insurance Holdings Ltd SHS	G05384105  2,981    108,150    SH	SOLE  02 03 04 05 06 07     SOLE
ASPEN INSURNACE HOLDINGS LTD PFD	G05384113  1,057    19,700     SH	SOLE  02 03 04 05 06 07     SOLE
BANCO SANTANDER SA	     ADR	05964H105  3,067    261,723    SH	SOLE  02 03 04 05 06 07     SOLE
BANK MONTREAL QUE	     COM	063671101  1,638    25,300     SH	SOLE  02 03 04 05 06 07     SOLE
Bank of America Corporation  COM	060505104  1,012    75,920     SH	SOLE  02 03 04 05 06 07     SOLE
BCE INC	    		     COM NEW	05534B760  1,087    30,000     SH	SOLE  02 03 04 05 06 07     SOLE
BEAZER HOMES USA INC	     NT SUB	07556Q402  3,292    134,900    SH	SOLE  02 03 04 05 06 07     SOLE
BRISTOL MYERS SQUIBB CO	     COM	110122108  2,188    82,800     SH	SOLE  02 03 04 05 06 07     SOLE
CDN IMPERIAL BK OF COMMERCE  COM	136069101  1,392    16,200     SH	SOLE  02 03 04 05 06 07     SOLE
Celestica Inc		     SHS	15101Q108  1,702    159,150    SH	SOLE  02 03 04 05 06 07     SOLE
CENTRAL EUROPEAN MEDIA	     NOTE	153443AH9  1,695    1,850,000  SH	SOLE  02 03 04 05 06 07     SOLE
Citigroup Inc	             COM	172967101  2,056    465,145    SH	SOLE  02 03 04 05 06 07     SOLE
CITIGROUP INC		     UNIT	172967416  2,359    18,650     SH	SOLE  02 03 04 05 06 07     SOLE
Dillards Inc		     CL A	254067101  1,970    49,100     SH	SOLE  02 03 04 05 06 07     SOLE
Disney Walt Co		     COM DISNEY	254687106  431 	    10,000     SH	SOLE  02 03 04 05 06 07     SOLE
Eastman Kodak CO	     NOTE	277461BJ7  896 	    1,000,000  SH	SOLE  02 03 04 05 06 07     SOLE
FIBERTOWER CORP		     NOTE	31567RAC4  1,515    1,305,000  SH	SOLE  02 03 04 05 06 07     SOLE
Fronteer Gold Inc	     COM	359032109  3,620    240,200    SH	SOLE  02 03 04 05 06 07     SOLE
General Electric Co	     COM	369604103  860 	    42,900     SH	SOLE  02 03 04 05 06 07     SOLE
Genworth Finl Inc	     COM CL A	37247D106  3,735    277,500    SH	SOLE  02 03 04 05 06 07     SOLE
Genzyme Corp		     COM	372917104  297 	    3,900      SH	SOLE  02 03 04 05 06 07     SOLE
Greenlight Capital Re Ltd    CLASS A	G4095J109  1,630    57,767     SH	SOLE  02 03 04 05 06 07     SOLE
Hartford Finl Svcs Group Inc CONV PFD	416515708  522 	    20,000     SH	SOLE  02 03 04 05 06 07     SOLE
HOVNANIAN ENTERPRISES UNC    UNIT	44248W208  212 	    10,000     SH	SOLE  02 03 04 05 06 07     SOLE
Ingersoll-Rand PLC	     SHS	G47791101  5,725    118,500    SH	SOLE  02 03 04 05 06 07     SOLE
JPMorgan Chase & Co	     COM	46625H100  876 	    19,000     SH	SOLE  02 03 04 05 06 07     SOLE
KEYCORP NEW		     PFD	493267405  360 	    3,200      SH	SOLE  02 03 04 05 06 07     SOLE
Keycorp New		     COM	493267108  1,026    115,500    SH	SOLE  02 03 04 05 06 07     SOLE
LILLY ELI & CO		     COM	532457108  957 	    27,200     SH	SOLE  02 03 04 05 06 07     SOLE
Louisiana Pac Corp	     COM	546347105  1,050    100,000    SH	SOLE  02 03 04 05 06 07     SOLE
MANULIFE FINL CORP	     COM	56501R106  465 	    26,300     SH	SOLE  02 03 04 05 06 07     SOLE
Mattel Inc		     COM	577081102  10,184   408,500    SH	SOLE  02 03 04 05 06 07     SOLE
MERCK & CO INC NEW	     COM	58933Y105  2,419    73,270     SH	SOLE  02 03 04 05 06 07     SOLE
MICROSOFT CORP	   	     COM	594918104  571 	    22,500     SH	SOLE  02 03 04 05 06 07     SOLE
Montpelier Re Holdings Ltd   SHS	G62185106  8,856    501,200    SH	SOLE  02 03 04 05 06 07     SOLE
OLD REP INTL CORP	     NOTE	680223AH7  1,003    1,000,000  SH	SOLE  02 03 04 05 06 07     SOLE
Old Rep Intl Corp	     COM	680223104  1,079    85,000     SH	SOLE  02 03 04 05 06 07     SOLE
Oncolytics Biotech Inc	     COM	682310107  755 	    130,000    SH	SOLE  02 03 04 05 06 07     SOLE
Pan American Silver Corp     COM	697900108  3,221    87,000     SH	SOLE  02 03 04 05 06 07     SOLE
Partnerre Ltd		     COM	G6852T105  9,675    122,100    SH	SOLE  02 03 04 05 06 07     SOLE
Pfizer Inc		     COM	717081103  7,017    345,500    SH	SOLE  02 03 04 05 06 07     SOLE
PITNEY BOWES INC	     COM	724479100  737 	    28,700     SH	SOLE  02 03 04 05 06 07     SOLE
Platinum Underwriter Hldgs   COM	G7127P100  9,890    259,900    SH	SOLE  02 03 04 05 06 07     SOLE
PLUM CREEK TIMBER CO INC     COM	729251108  2,721    62,400     SH	SOLE  02 03 04 05 06 07     SOLE
QLT Inc			     COM	746927102  2,632    381,800    SH	SOLE  02 03 04 05 06 07     SOLE
Regions Financial Corp New   COM	7591EP100  1,301    179,200    SH	SOLE  02 03 04 05 06 07     SOLE
Rogers Communications Inc    CL B	775109200  725 	    20,000     SH	SOLE  02 03 04 05 06 07     SOLE
SANDISK CORP		     NOTE	80004CAC5  2,071    2,100,000  SH	SOLE  02 03 04 05 06 07     SOLE
SEADRILL LIMITED	     SHS	G7945E105  2,038    56,500     SH	SOLE  02 03 04 05 06 07     SOLE
SHAW COMMUNICATIONS INC	     CL B	82028K200  820 	    39,000     SH	SOLE  02 03 04 05 06 07     SOLE
Silver Wheaton Corp	     COM	828336107  3,239    74,800     SH	SOLE  02 03 04 05 06 07     SOLE
Silvercorp Metals Inc	     COM	82835P103  218 	    15,000     SH	SOLE  02 03 04 05 06 07     SOLE
Sonde Res Corp		     COM	835426107  355 	    100,000    SH	SOLE  02 03 04 05 06 07     SOLE
Sprint Nextel Corp	     COM SER 1	852061100  1,703    367,000    SH	SOLE  02 03 04 05 06 07     SOLE
Starwood Ppty Tr Inc	     COM	85571B105  312 	    14,000     SH	SOLE  02 03 04 05 06 07     SOLE
SUN LIFE FINL INC	     COM	866796105  511 	    16,300     SH	SOLE  02 03 04 05 06 07     SOLE
Suntrust Bks Inc	     COM	867914103  1,191    41,300     SH	SOLE  02 03 04 05 06 07     SOLE
Synovus Finl Corp	     COM	87161C105  432 	    180,000    SH	SOLE  02 03 04 05 06 07     SOLE
SYNOVUS FINL CORP            UNIT	87161C204  1,266    54,800     SH	SOLE  02 03 04 05 06 07     SOLE
Valeant Pharmaceuticals	     COM	91911K102  4,273    85,888     SH	SOLE  02 03 04 05 06 07     SOLE
Validus Holdings Ltd	     COM SHS	G9319H102  113 	    3,400      SH	SOLE  02 03 04 05 06 07     SOLE
Wells Fargo& Co New	     COM	949746101  568 	    17,919     SH	SOLE  02 03 04 05 06 07     SOLE
Weyerhaeuser Co	             COM	962166104  30 	    1,226      SH	SOLE  02 03 04 05 06 07     SOLE
XL Group PLC		     COM	G98290102  4,091    166,300    SH	SOLE  02 03 04 05 06 07     SOLE
Zions Bancorporation	     COM	989701107  2,480    107,533    SH	SOLE  02 03 04 05 06 07     SOLE

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